STOCKHOLDERS' EQUITY	0 Months Ended	6 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
STOCKHOLDERS' EQUITY

5 – STOCKHOLDERS’ EQUITY

The Company has authorized 75,000,000 Common Shares at a par value of $0.001 per share. No Preferred Shares have been authorized or issued.

On March 21, 2011, 5,000,000 Common shares were issued to three founders at par value for an equivalent of $5,000. Neither the value of the shares nor the value of the services the company received had a reliably measurable fair value that would allow us to apply ASC 505-50-30-6, so we valued the issuance of shares for services at par value.

5 – STOCKHOLDERS’ EQUITY

The Company has authorized 75,000,000 Common Shares at a par value of $0.001 per share. No Preferred Shares have been authorized or issued.

On March 21, 2011, 5,000,000 Common shares were issued to three founders at par value for an equivalent of $5,000. Neither the value of the shares nor the value of the services the company received had a reliably measurable fair value that would allow us to apply ASC 505-50-30-6, so we valued the issuance of shares for services at par value.